Derivative Financial Instruments	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Forge Nano, Inc.
Derivative Financial Instruments
Derivative Financial Instruments
17.	Derivative Financial Instruments

The Company evaluates its convertible instruments, options, warrants, or other contracts to determine if those contracts or embedded components of those contracts qualify as derivatives to be separately accounted for ASC 815. The result of this accounting treatment is that the fair value of the derivative is marked-to-market each balance sheet date and recorded as a liability. In the event that the fair value is recorded as a liability, the change in fair value is recorded in the unaudited condensed consolidated statements of operations as interest income (expense), and reported within the adjustments to reconcile net loss from operating activities as change in fair value of derivative liability within the unaudited condensed consolidated statements of cash flows. Upon conversion or exercise of the derivative instrument, it is marked to fair value at the conversion date, and the fair value is reclassified to preferred stock. If equity instruments that are initially classified as equity become subject to reclassification as liabilities under ASC 815, they are measured using the fair value of the instrument as of the reclassification date.

Warrants

In 2023, as part of the loan agreement between OIC and the Company (see Note 15), the Company issued warrants to OIC to purchase common stock at a price of $0.01 per share. The shares may be exercised during the period commencing on the repayment date and ending 30 calendar days following the repayment date. The repayment date is the earlier of (i) the date on which the loan is repaid or (ii) the earlier to occur of (a) November 5, 2025 and (b) the date upon which the entire outstanding principal amount of the loans,together with all unpaid interest, fees, charges and costs, shall be accelerated in accordance with the loan agreement. The number of shares available for purchase by each OIC fund is calculated by dividing $5,000 by the common stock price and then multiplying each OIC fund’s respective percentage. The common stock price is the Series C original issue price. The liability is recorded at fair value at inception and recorded as debt discount at the grant date. The Company extended the repayment date to May 2026 and extended the exercise period to align with the revised payment date. The fair value is revalued at each reporting date on a recurring basis. On March 31, 2025 OIC leveraged $2,000 of its outstanding note to exercise 26,172 of its warrants to purchase Series D shares at the Series C exercise price.

In 2023, the Company issued a warrant to purchase shares of Series C preferred stock to General Motors Ventures, LLC (Holder). The warrants were exercisable between December 26, 2023 and September 26, 2024 unless a joint development agreement between the Company and Holder is entered into prior to September 26, 2024. As of September 11, 2024, the joint development agreement was reached and the General Motors Ventures, LLC warrants were exercised. The number of shares purchasable by Holder was calculated by dividing $5,000 by the stock purchase price of $76.41, rounded down to the nearest whole number, or 65,430. The liability was recorded at fair value at inception and recorded as a discount to the Series C preferred stock at the grant date. The fair value was revalued annually on a recurring basis. Holder exercised its warrants on September 30, 2024.

	Warrant Shares
	March 31,	December 31,
	2026	2025
Beginning balance	313,127	339,299
Granted	—	—
Exercised	—	(26,172)
Expired	—	—
Ending balance	313,127	313,127

Derivative liability - conversion feature embedded in convertible debt

In 2024, the Company issued unsecured convertible notes to certain investors as a precursor to its Series D round financing. The Company evaluated the conversion feature embedded in the note agreement under ASC 815, and concluded that it meets the definition of a derivative instrument. As the conversion feature was not clearly and closely related to the host debt agreement, bifurcation was required. Accordingly, the Company separated the embedded conversion feature from the host instrument and recognized it as a derivative liability, measured at fair value. The convertible debt and the corresponding derivative liability converted on March 31, 2025.

As of March 31, 2026 and December 31, 2025 the fair value of derivatives was as follows:

	March 31,	December 31,
	2026	2025
Derivatives not designated as hedging instruments:
Conversion feature embedded in convertible debt (Note 16)	$—	$—
Warrants issued in conjunction with the 2023 issuances of Series C preferred stock and long-term debt	5,830	5,624
Total derivatives not designated as hedging instruments	$5,830	$5,624

The Company values warrants at fair value using a weighted Black-Scholes calculation. The following inputs and assumptions were used to value the warrants during as of March 31, 2026 and December 31, 2025:

	Warrants
	March 31,	December 31,
	2026	2025
Expected volatility	50.00%	50.00%
Risk-free rate	4.17%	4.17%
Event date	June 4, 2026	June 4, 2026
Term (in years)	0.18	0.68

For the three months ended March 31, 2026 and 2025, the amounts of gain or loss recognized attributable to derivative instruments and their corresponding locations in the unaudited condensed statements of operations are as follows:

	Amount of Loss Recognized in Earnings		Reported in Statement
	March 31, 2026	March 31, 2025	of Operations
Derivative – conversion feature embedded in convertible debt (Note 16)	$—	$—	Interest expense
Change in fair market value	206	(536)	Interest expense

17.Derivative Financial Instruments

The Company evaluates its convertible instruments, options, warrants, or other contracts to determine if those contracts or embedded components of those contracts qualify as derivatives to be separately accounted for ASC 815. The result of this accounting treatment is that the fair value of the derivative is marked-to-market each balance sheet date and recorded as a liability. In the event that the fair value is recorded as a liability, the change in fair value is recorded in the condensed consolidated statements of operations as interest income (expense), and reported within the adjustments to reconcile net loss from operating activities as change in fair value of derivative liability within the condensed consolidated statements of cash flows. Upon conversion or exercise of the derivative instrument, it is marked to fair value at the conversion date, and the fair value is reclassified to preferred stock. If equity instruments that are initially classified as equity become subject to reclassification as liabilities under ASC 815, they are measured using the fair value of the instrument as of the reclassification date.

Warrants

In 2023, as part of the loan agreement between OIC and the Company (see Note 15), the Company issued warrants to OIC to purchase common stock at a price of $0.01 per share. The shares may be exercised during the period commencing on the repayment date and ending 30 calendar days following the repayment date. The repayment date is the earlier of (i) the date on which the loan is repaid or (ii) the earlier to occur of (a) November 5, 2025 and (b) the date upon which the entire outstanding principal amount of the loans,together with all unpaid interest, fees, charges and costs, shall be accelerated in accordance with the loan agreement. The number of shares available for purchase by each OIC fund is calculated by dividing $5,000 by the common stock price and then multiplying each OIC fund’s respective percentage. The common stock price is the Series C original issue price. The liability is recorded at fair value at inception and recorded as debt discount at the grant date. The Company extended the repayment date to May 2026 and extended the exercise period to align with the revised payment date. The fair value is revalued at each reporting date on a recurring basis. On March 31, 2025 OIC leveraged $2,000 of its outstanding note to exercise 26,172 of its warrants to purchase Series D shares at the Series C exercise price.

In 2023, the Company issued a warrant to purchase shares of Series C preferred stock to General Motors Ventures, LLC (Holder). The warrants were exercisable between December 26, 2023 and September 26, 2024 unless a joint development agreement between the Company and Holder is entered into prior to September 26, 2024. As of September 11, 2024, the joint development agreement was reached and the General Motors Ventures, LLC warrants were exercised. The number of shares purchasable by Holder was calculated by dividing $5,000 by the stock purchase price of $76.41, rounded down to the nearest whole number, or 65,430. The liability was recorded at fair value at inception and recorded as a discount to the Series C preferred stock at the grant date. The fair value was revalued annually on a recurring basis. Holder exercised its warrants on September 30, 2024.

	Warrant Shares
	2025	2024
Beginning balance	339,299	404,729
Granted	—	—
Exercised	(26,172)	(65,430)
Expired	—	—
Ending balance	313,127	339,299

Derivative liability — conversion feature embedded in convertible debt

In 2024, the Company issued unsecured convertible notes to certain investors as a precursor to its Series D round financing. The Company evaluated the conversion feature embedded in the note agreement under ASC 815, and concluded that it meets the definition of a derivative instrument. As the conversion feature was not clearly and closely related to the host debt agreement, bifurcation was required. Accordingly, the Company separated the embedded conversion feature from the host instrument and recognized it as a derivative liability, measured at fair value. The convertible debt and the corresponding derivative liability converted on March 31, 2025.

As of December 31, the fair value of derivatives was as follows:

	2025	2024
Derivatives not designated as hedging instruments:
Conversion feature embedded in convertible debt (Note 16)	$—	$393
Warrants issued in conjunction with the 2023 issuances of Series C preferred stock and long-term debt	5,624	6,264
Total derivatives not designated as hedging instruments	$5,624	$6,657

The Company values warrants at fair value using a weighted Black-Scholes calculation. The following inputs and assumptions were used to value the warrants during as of December 31, 2025 and 2024:

	Warrants
	2025	2024
Expected volatility	50.00%	50.00%
Risk-free rate	4.17%	4.58%
Event date	June 4, 2026	December 5, 2024
Term (in years)	0.68	0.93

	Conversion Feature
	2025	2024
Expected volatility	—	50.00%
Risk-free rate	—	3.80%
Event date	—	July 5, 2024
Term (in years)	—	2.53

For the years ended December 31, 2025 and 2024, the amounts of gain or loss recognized in the statement of operations attributable to derivative instruments and their corresponding locations in the statement of operations are as follows:

	Amount of Loss Recognized in Earnings		Reported in Statement
	2025	2024	of Operations
Derivative - conversion feature embedded in convertible debt (Note 16)	$—	$—	Interest expense
Change in fair market value	536	366	Interest expense